Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, Plant and Equipment
Property, Plant and Equipment and related Accumulated Depreciation, including equipment under capital leases, as of December 31, consisted of the following:

	2016	2015
Property, Plant and Equipment:
Land	$6,328	$4,232
Buildings and improvements	58,577	52,118
Machinery and manufacturing equipment	116,221	117,197
Office equipment	89,838	80,972
Work in progress	27,536	24,481
Less: Gross Property, Plant and Equipment held for sale	—	(2,189)
Total Property, Plant and Equipment	$298,500	$276,811

Accumulated Depreciation:
Accumulated Depreciation	$(186,403)	$(183,849)
Add: Accumulated Depreciation on Property, Plant and Equipment held for sale	—	1,996
Total Accumulated Depreciation	$(186,403)	$(181,853)
Property, Plant and Equipment, Net	$112,097	$94,958

We recorded an impairment loss on Green Machines' fixed assets during 2015, totaling $622, due to our strategic decision to hold the assets of the Green Machines product line for sale. This amount was recorded in Accumulated Depreciation as a write off against Property, Plant and Equipment. The impairment charge was included within Impairment of Long-Lived Assets in the Consolidated Statements of Earnings. Further details regarding the sale of our Green Machines outdoor city cleaning line are discussed in Note 4 and Note 6.
Depreciation expense was $17,891 in 2016, $16,550 in 2015 and $17,694 in 2014.